Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	NEPH
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Entity Filer Category	Smaller Reporting Company